Loans and borrowings (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Loans and borrowings
Balance at the beginning			$ 49	$ 4,028	$ 4,028	$ 45
Additions						6,500
Repayments	$ (49)	$ (6)	$ (49)	$ (3,980)	(3,980)	(2,418)
Interest paid					(17)	(85)
Change from financing cashflows					(3,997)	3,997
Discount on low-interest loans from shareholders						(108)
Interest accrued					19	95
Foreign exchange gain					(1)	(1)
Balance at the end					$ 49	$ 4,028